LONG-TERM BORROWINGS DUE TO RELATED PARTIES - Additional Information (Details)		6 Months Ended
	May 29, 2024	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Founders
LONG-TERM BORROWINGS DUE TO RELATED PARTY
Term of debt	3 years
Interest rate (as a percent)	3.75%
Related Parties
LONG-TERM BORROWINGS DUE TO RELATED PARTY
Interest expense, long-term debt		¥ 191,667	$ 26,258	¥ 0